Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information
2 6 .	Segment information
Segment revenue and results
For the year ended December 31, 2020, the Group determined it has four operating segments, Vip.com, internet finance, Shan Shan Outlets and offline shops. From the year ended December 31, 2021, City Outlets is determined as a new additional operating segment and the Group determined it has five operating segments. Vip.com and Shan Shan Outlets have been identified as reportable segments while Internet finance, offline shop and City Outlets operating segments were aggregated as others reportable segment.
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues
Vip.com	99,324,590	114,189,757	100,806,644
Shan Shan Outlets	1,151,331	1,579,032	1,858,668
Others	2,904,182	3,202,867	2,105,712
Inter-segment revenues (Note a)	(1,521,614)	(1,911,978)	(1,618,535)

Total net revenues	101,858,489	117,059,678	103,152,489
Income from operations
Vip.com	6,656,721	6,158,560	7,341,732
Shan Shan Outlets	187,499	357,602	353,875
Others	2,291	88,065	(290,580)
Unallocated expenses (Note b)	(986,425)	(1,021,805)	(1,207,581)

Total income from operations	5,860,086	5,582,422	6,197,446
Total other income	1,159,271	290,853	1,879,758

Income before income taxes and share of income(loss) of equity method investees	7,019,357	5,873,275	8,077,204

Notes:

(a)
Inter-segment revenues mainly consist of payment processing, inter platform technical services, warehousing rental services and supply chain management services, promotion services provided by Vip.com to Internet finance business and internal procurement between offline shops, Shanshan outlets and Vip.com.

(b)	Unallocated expenses include share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.
Depreciation of property and equipment, net (included in the measurement of segment profit or loss):

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Total depreciation of property and equipment, net
Vip.com	672,957	741,202	846,864
Shan Shan Outlets	125,254	208,091	298,624
Others	171,872	147,678	85,817

	970,083	1,096,971	1,231,305

Interest income and expenses (included in the measurement of segment profit or loss):

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Interest income
Vip.com	313,183	528,294	622,686
Shan Shan Outlets	63,282	57,732	53,659
Others	72,552	85,736	87,925
Inter-segment interest income	—	(301)	(252)

	449,017	671,461	764,018

Interest expense
Vip.com	(61,850)	(13,864)	(23,573)
Shan Shan Outlets	(5,507)	(597)	(685)
Others	—	(301)	(252)
Inter-segment interest income	—	301	252

	(67,357)	(14,461)	(24,258)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net (loss) income of investments accounted under the equity method
Vip.com	(74,794)	(54,715)	(117,176)
Shan Shan Outlets	104,809	97,018	110,617

	30,015	42,303	(6,559)

	Year ended December 31,
	2021	2022
	RMB	RMB
Total assets
Vip.com	46,042,338	47,086,901
Shan Shan Outlets	10,692,051	13,489,858
Others	5,553,152	4,898,751

	62,287,541	65,475,510

Investments in equity method investees
Vip.com	1,258,863	1,434,715
Shan Shan Outlets	1,218,005	728,157

	2,476,868	2,162,872

Total expenditure for additions of long-lived assets
Vip.com	1,808,285	1,073,082
Shan Shan Outlets	1,754,503	1,995,802
Others	15,857	33,705

	3,578,645	3,102,589

Product revenues relate to sales of apparel, shoes and bags and other products.
Other revenues mainly relate to revenues from product promotion and online advertising revenues, lease income mainly earned from the Shan Shan Outlets, fees charged to third-party merchants which the Company provides platform access for sales of their products, revenue from third-party logistics services, loan facilitation service income and membership fee income.

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Product revenues
Womenswear and menswear	35,403,381	36,387,893	33,332,934
Shoes and bags	10,010,393	10,940,824	8,256,326
Skincare and cosmetics	14,879,902	15,404,639	15,277,888
Sportswear and sporting goods	10,648,291	13,528,783	12,801,388
Home goods and other lifestyle products	9,053,344	10,702,864	8,359,052
Baby and children products	11,400,829	8,700,589	8,735,859
Supermarkets and other products	6,053,572	15,591,310	10,486,631

	97,449,712	111,256,902	97,250,078
Other revenues	4,408,777	5,802,776	5,902,411

Total net revenues	101,858,489	117,059,678	103,152,489

Geographic information
Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.